Income Taxes - Summary of Major Components of Consolidated Net Deferred Income Tax Assets and Liabilities (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Net deferred income tax assets	₱ 17,636	₱ 13,385	₱ 19,556
Net deferred income tax liabilities	₱ 204	₱ 169	₱ 726